Cash and Cash Equivalents and Financial Investments - Additional Information (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Cash and Cash Equivalents and Financial Investments and Hedge Derivative Financial Instruments [Abstract]
Cash, cash equivalents, and financial investments	R$ 4,463,473	R$ 8,672,160